Organization and Nature of Business - Additional Information (Detail) $ in Thousands			3 Months Ended
		Dec. 18, 2019 shares	Jun. 30, 2020 USD ($) Segment	Mar. 31, 2020 USD ($)	Dec. 17, 2019	Mar. 31, 2019 USD ($)
Cash | $			$ 280,279	$ 100,571		$ 6,985
Accumulated deficit | $	[1]		$ 117,934	$ 91,226		$ 24,838
Number of operating segment | Segment			0
Number of reporting segment | Segment			0
Series A Preferred Stock [Member]
Number of shares issued in business combination		10,000
Series A Preferred Stock [Member] | Roivant Sciences Ltd. (RSL) [Member]
Number of shares issued in business combination		10,000
Immunovant Sciences Ltd [Member]
Number of shares issued in business combination		42,080,376
Percentage of business acquisition		100.00%
Shares exchange ratio		0.0048907
Immunovant Sciences Ltd [Member] | Sellers [Member]
Ownership percentage		100.00%			100.00%

[1]	Retroactively restated for the reverse recapitalization as described in Note 1.